UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — 72.86%

Aerospace & defense — 2.15%

Aerovironment, Inc.*	2,100	51,870

BE Aerospace, Inc.*	3,000	106,500

General Dynamics Corp.	56,200	3,714,258

Precision Castparts Corp.	3,100	428,017

Raytheon Co.	34,100	1,577,125

United Technologies Corp.	11,000	827,970

		6,705,740

Air freight & logistics — 1.27%

C.H. Robinson Worldwide, Inc.	6,200	457,002

FedEx Corp.	37,800	3,444,336

Hub Group, Inc., Class A*	2,500	81,575

		3,982,913

Airlines — 0.59%

Southwest Airlines Co.	138,600	1,846,152

Auto components — 0.95%

Johnson Controls, Inc.	77,400	2,820,456

Tenneco, Inc.*	3,700	134,902

		2,955,358

Automobiles — 0.47%

General Motors Co.(1),*	42,900	1,467,180

Beverages — 1.21%

PepsiCo, Inc.	58,700	3,793,781

Biotechnology — 1.49%

Alexion Pharmaceuticals, Inc.*	14,000	1,070,300

Amgen, Inc.*	31,900	1,680,811

Amylin Pharmaceuticals, Inc.*	34,500	442,117

Genzyme Corp.*	20,500	1,460,010

		4,653,238

Building products — 0.06%

A.O. Smith Corp.	2,700	106,407

Trex Co., Inc.(1),*	3,600	66,420

		172,827

Capital markets — 1.53%

Apollo Investment Corp.	7,305	77,141

BlackRock, Inc.	2,000	326,000

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Capital markets — (concluded)

Evercore Partners, Inc., Class A	3,300	99,594

Goldman Sachs Group, Inc.	12,800	1,998,592

Golub Capital BDC, Inc.	4,100	66,543

PennantPark Investment Corp.	8,500	99,450

The Bank of New York Mellon Corp.	78,100	2,107,919

		4,775,239

Chemicals — 1.87%

Cytec Industries, Inc.	1,900	90,877

Dow Chemical Co.	80,600	2,513,108

Monsanto Co.	23,300	1,396,136

Potash Corporation of Saskatchewan, Inc.	3,100	445,625

Praxair, Inc.	5,400	497,070

The Mosaic Co.	3,600	243,468

The Sherwin-Williams Co.	8,800	652,696

		5,838,980

Commercial banks — 2.34%

Bank of Hawaii Corp.	1,300	56,290

City National Corp.	1,100	59,092

Prosperity Bancshares, Inc.	2,800	91,112

U.S. Bancorp	113,700	2,703,786

Webster Financial Corp.	3,200	52,800

Wells Fargo & Co.	160,200	4,359,042

		7,322,122

Commercial services & supplies — 0.02%

Innerworkings, Inc.(1),*	8,800	54,296

Communications equipment — 2.87%

Cisco Systems, Inc.*	188,200	3,605,912

CommScope, Inc.*	2,200	69,542

F5 Networks, Inc.*	3,200	422,016

Juniper Networks, Inc.*	17,700	602,154

NETGEAR, Inc.*	2,500	79,450

Nortel Networks Corp.*	25,433	369

QUALCOMM, Inc.	89,700	4,192,578

		8,972,021

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Computers & peripherals — 4.82%

Apple, Inc.*	28,500	8,867,775

EMC Corp.*	51,500	1,106,735

Hewlett-Packard Co.	74,200	3,111,206

NetApp, Inc.*	5,200	264,836

Seagate Technology*	122,900	1,648,089

SMART Technologies, Inc., Class A*	6,700	66,196

		15,064,837

Construction & engineering — 0.03%

MasTec, Inc.*	5,500	78,815

Diversified consumer services — 0.43%

Apollo Group, Inc., Class A*	34,500	1,173,000

Coinstar, Inc.*	1,700	109,548

Weight Watchers International, Inc.(1)	1,800	61,632

		1,344,180

Diversified financial services — 1.67%

CME Group, Inc.	1,600	460,896

Intercontinental Exchange, Inc.*	2,900	326,830

JPMorgan Chase & Co.	118,900	4,444,482

		5,232,208

Diversified telecommunication services — 1.28%

AT&T, Inc.	144,300	4,010,097

Electric utilities — 1.65%

American Electric Power Co., Inc.	94,800	3,374,880

FirstEnergy Corp.	51,000	1,790,610

		5,165,490

Electrical equipment — 0.18%

Regal-Beloit Corp.	1,600	97,600

Roper Industries, Inc.	6,200	448,942

		546,542

Electronic equipment, instruments & components — 0.04%

Rofin-Sinar Technologies, Inc.*	4,100	117,711

Energy equipment & services — 2.06%

Baker Hughes, Inc.	60,100	3,134,816

Bristow Group, Inc.*	2,100	92,211

Dawson Geophysical Co.*	2,100	58,842

Dril-Quip, Inc.*	1,100	85,184

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Energy equipment & services — (concluded)

Noble Corp.	63,100	2,140,352

Schlumberger Ltd.	10,600	819,804

TETRA Technologies, Inc.*	11,000	121,000

		6,452,209

Food & staples retailing — 0.98%

Kroger Co.	129,500	3,049,725

Food products — 0.72%

General Mills, Inc.	15,300	540,549

Hain Celestial Group, Inc.*	2,400	63,624

Kellogg Co.	32,300	1,590,129

Smart Balance, Inc.*	14,100	51,606

		2,245,908

Gas utilities — 0.02%

AGL Resources, Inc.	2,100	77,133

Health care equipment & supplies — 2.90%

AngioDynamics, Inc.*	4,200	58,674

Baxter International, Inc.	37,200	1,806,060

Boston Scientific Corp.*	135,100	867,342

CONMED Corp.*	3,200	68,832

Covidien PLC	83,400	3,508,638

Greatbatch, Inc.*	4,000	87,640

Integra LifeSciences Holdings*	2,400	104,088

Medical Action Industries, Inc.*	4,400	35,024

Medtronic, Inc.	72,600	2,434,278

The Cooper Cos., Inc.	1,900	101,650

		9,072,226

Health care providers & services — 1.51%

Express Scripts, Inc.*	8,200	427,138

Medco Health Solutions, Inc.*	11,100	680,652

Owens & Minor, Inc.	3,100	87,575

Patterson Cos., Inc.	2,600	77,298

PSS World Medical, Inc.*	3,700	76,220

UnitedHealth Group, Inc.	92,500	3,378,100

		4,726,983

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Hotels, restaurants & leisure — 2.49%

Buffalo Wild Wings, Inc.*	1,200	58,188

Carnival Corp.	89,000	3,676,590

International Game Technology	120,400	1,863,792

Las Vegas Sands Corp.*	13,500	676,080

Life Time Fitness, Inc.(1),*	2,300	90,712

McDonald’s Corp.	16,200	1,268,460

O’Charley’s, Inc.*	7,300	50,516

WMS Industries, Inc.*	2,500	110,875

		7,795,213

Household durables — 1.13%

Fortune Brands, Inc.	59,500	3,515,855

Household products — 1.10%

The Procter & Gamble Co.	56,500	3,450,455

Insurance — 2.56%

AFLAC, Inc.	68,400	3,522,600

MetLife, Inc.	65,600	2,502,640

Principal Financial Group, Inc.	70,100	1,909,524

Seabright Insurance Holdings	4,000	35,160

Tower Group, Inc.	1,300	33,436

		8,003,360

Internet & catalog retail — 0.85%

Amazon.com, Inc.*	10,200	1,789,080

Priceline.com, Inc.*	2,200	866,910

		2,655,990

Internet software & services — 0.91%

Art Technology Group, Inc.*	16,100	96,117

Baidu, Inc., ADR*	5,800	610,102

Digital River, Inc.*	2,300	84,686

Google, Inc., Class A*	2,700	1,500,417

RightNow Technologies, Inc.*	2,200	55,726

SINA Corp.(1),*	6,200	396,924

ValueClick, Inc.*	6,700	104,118

		2,848,090

IT services — 1.02%

MasterCard, Inc., Class A	3,500	829,605

Teradata Corp.*	9,800	402,682

Visa, Inc., Class A	26,400	1,949,640

		3,181,927

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Life sciences tools & services — 0.18%

Bio-Rad Laboratories, Inc., Class A*	1,400	130,690

Life Technologies Corp.*	8,500	423,342

		554,032

Machinery — 4.08%

Danaher Corp.	9,900	428,175

Dover Corp.	53,300	2,921,373

Illinois Tool Works, Inc.	82,300	3,919,949

Kaydon Corp.	1,900	66,462

PACCAR, Inc.	58,500	3,150,810

Pall Corp.	41,500	1,878,705

Parker Hannifin Corp.	4,700	377,081

		12,742,555

Media — 3.68%

Cinemark Holdings, Inc.	5,200	91,260

Comcast Corp., Class A	185,300	3,706,000

Discovery Communications, Inc., Class A*	15,800	644,324

Focus Media Holding Ltd., ADR(1),*	15,100	352,283

Interpublic Group of Cos., Inc.*	148,800	1,584,720

ReachLocal, Inc.(1),*	4,200	72,408

Time Warner, Inc.	98,700	2,910,663

Viacom Inc., Class B	56,500	2,137,395

		11,499,053

Metals & mining — 0.17%

Freeport-McMoRan Copper & Gold, Inc.	5,300	536,996

Oil, gas & consumable fuels — 5.81%

Anadarko Petroleum Corp.	5,800	372,128

Apache Corp.	3,400	365,976

Comstock Resources, Inc.*	3,400	83,300

Concho Resources, Inc.*	6,500	537,875

Exxon Mobil Corp.	117,000	8,138,520

Hess Corp.	36,600	2,563,830

Marathon Oil Corp.	63,800	2,135,386

Occidental Petroleum Corp.	8,500	749,445

Ultra Petroleum Corp.*	68,400	3,214,116

		18,160,576

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Personal products — 0.89%

Avon Products, Inc.	93,900	2,681,784

Prestige Brands Holdings, Inc.*	7,900	92,983

		2,774,767

Pharmaceuticals — 3.65%

Allergan, Inc.	63,500	4,208,145

Johnson & Johnson	66,100	4,068,455

Merck & Co., Inc.	76,600	2,640,402

Watson Pharmaceuticals, Inc.*	10,100	492,274

		11,409,276

Professional services — 0.02%

Heidrick & Struggles International, Inc.	3,600	74,772

Real estate investment trusts — 0.08%

American Campus Communities, Inc.	1,900	59,736

Cypress Sharpridge Investments, Inc.	4,700	64,155

Entertainment Properties Trust	1,700	78,710

MFA Mortgage Investments, Inc.	3,900	31,785

		234,386

Real estate management & development — 0.01%

Hudson Pacific Properties, Inc.	2,500	38,150

Road & rail — 0.67%

Kansas City Southern*	1,800	85,212

Ryder System, Inc.	37,400	1,612,314

Union Pacific Corp.	4,500	405,495

		2,103,021

Semiconductors & semiconductor equipment — 2.24%

Applied Materials, Inc.	89,000	1,106,270

Broadcom Corp., Class A	50,700	2,255,643

Intersil Corp., Class A	59,100	753,525

Marvell Technology Group Ltd.*	83,200	1,604,928

National Semiconductor Corp.	92,400	1,233,540

ON Semiconductor Corp.*	7,200	58,716

		7,012,622

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Common stocks — (concluded)

Software — 4.16%

Adobe Systems, Inc.*	123,200	3,416,336

Autodesk, Inc.*	85,000	2,999,650

Blackboard, Inc.(1),*	1,600	66,480

Cadence Design Systems, Inc.*	10,700	84,102

Microsoft Corp.	117,800	2,969,738

Motricity, Inc.(1),*	1,678	49,904

NICE Systems Ltd., ADR*	1,800	55,152

Nuance Communications, Inc.*	4,200	74,235

Oracle Corp.	24,800	670,592

RealPage, Inc.(1),*	2,100	57,540

Red Hat, Inc.*	6,500	282,750

Solera Holdings, Inc.	1,200	57,600

SS&C Technologies Holdings, Inc.*	3,800	73,758

Symantec Corp.*	124,400	2,089,920

Websense, Inc.*	2,800	58,044

		13,005,801

Specialty retail — 1.36%

Children’s Place Retail Stores, Inc.*	1,800	93,438

GameStop Corp., Class A*	82,400	1,641,408

Lowe’s Cos., Inc.	106,800	2,424,360

PetSmart, Inc.	2,000	75,720

		4,234,926

Textiles, apparel & luxury goods — 0.26%

Movado Group, Inc.*	4,200	50,400

Nike, Inc., Class B	7,900	680,427

True Religion Apparel, Inc.*	3,200	71,776

		802,603

Trading companies & distributors — 0.04%

Beacon Roofing Supply, Inc.*	3,700	63,603

Interline Brands, Inc.*	3,600	74,160

		137,763

Wireless telecommunication services — 0.39%

American Tower Corp., Class A*	6,500	328,705

Crown Castle International Corp.*	21,700	901,418

		1,230,123

Total common stocks (cost—$204,396,157)		227,726,223

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

Security description	Shares	Value ($)

Preferred stocks — 0.00%

Consumer finance — 0.00%

Ally Financial, Inc.(2),(3),*	5	4,464

Media — 0.00%

CMP Susquehanna Radio Holdings Corp., Series A(4),(5),(6),(7),*	2,332	23

Total preferred stocks (cost—$273)		4,487

Investment company — 7.57%

UBS Credit Bond Relationship Fund(8),* (cost—$22,371,839)	1,662,520	23,645,190

	Number of
	warrants

Warrants* — 0.00%

Commercial banks — 0.00%

CNB Capital Trust I, expires 03/23/19(4),(5) (cost—$27)	2,665	27

	Face
	amount ($)

US government obligations — 5.07%

US Treasury Notes

0.375%, due 09/30/12	5,910,000	5,902,843

0.375%, due 10/31/12	3,535,000	3,529,616

1.250%, due 09/30/15	1,825,000	1,812,026

1.875%, due 06/30/15	160,000	164,013

2.625%, due 11/15/20	2,260,000	2,226,805

3.875%, due 08/15/40	2,310,000	2,219,404

Total US government obligations (cost—$15,779,410)		15,854,707

Mortgage & agency debt securities — 6.44%

Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 11/01/38	177,992	188,315

5.500%, due 05/01/37	1,870,640	2,034,767

5.500%, due 07/01/38	170,751	183,097

6.000%, due 10/01/36	268,293	293,904

6.500%, due 08/01/28	340,717	384,676

Federal Home Loan Mortgage Corporation Certificates, TBA,**
4.000%, TBA	725,000	734,743

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Mortgage & agency debt securities — (concluded)

Federal National Mortgage Association Certificates,**
1.625%, due 10/26/15	2,905,000	2,901,520

1.750%, due 05/07/13	645,000	661,192

2.875%, due 12/11/13	685,000	725,308

4.500%, due 02/01/39	496,606	517,486

4.500%, due 04/01/39	841,088	876,583

4.500%, due 10/01/39	522,699	544,758

5.000%, due 09/01/39	791,358	841,747

5.000%, due 10/01/39	108,776	115,430

5.000%, due 05/01/40	141,995	150,682

5.500%, due 03/01/38	94,219	101,355

5.500%, due 08/01/39	587,525	635,516

6.000%, due 06/01/33	8,995	10,072

6.000%, due 08/01/37	336,291	369,485

7.000%, due 08/01/32	638,276	729,499

7.500%, due 02/01/33	10,051	11,548

Federal National Mortgage Association Certificates, TBA,**
3.500%, TBA	400,000	407,688

4.500%, TBA	1,650,000	1,717,548

5.000%, TBA	2,675,000	2,836,335

5.500%, TBA	850,000	913,617

First Horizon Mortgage Pass-Through Trust, Series
2004-FL1, Class 1A1,
0.523%, due 02/25/35(9)	148,058	112,704

Government National Mortgage Association Certificates,
6.500%, due 10/15/28	6,323	7,297

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	2,913	3,217

6.000%, due 02/20/29	6,864	7,586

6.000%, due 02/20/34	986,808	1,092,826

Total mortgage & agency debt securities (cost—$19,596,300)		20,110,501

Commercial mortgage-backed securities — 0.38%

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4,
5.906%, due 09/11/38(9)	300,000	330,315

Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	200,000	206,507

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial mortgage-backed securities — (concluded)

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	392,208

Series 2007-GG11, Class A4,
5.736%, due 12/10/49	250,000	262,075

Total commercial mortgage-backed securities (cost—$1,034,640)		1,191,105

Asset-backed security — 0.01%

Ford Credit Auto Owner Trust, Series 2007-B, Class A3A,
5.150%, due 11/15/11 (cost—$14,982)	15,040	15,096

Corporate bonds — 5.87%

Aerospace & defense — 0.09%

BE Aerospace, Inc.
6.875%, due 10/01/20	150,000	154,312

DAE Aviation Holdings
11.250%, due 08/01/15(2)	35,000	36,225

Global Aviation Holdings Ltd.
14.000%, due 08/15/13(2)	45,000	49,050

Spirit AeroSystems, Inc.
7.500%, due 10/01/17	25,000	26,000

TransDigm, Inc.
7.750%, due 07/15/14	25,000	25,688

		291,275

Airlines — 0.04%

AMGH Merger Sub, Inc.
9.250%, due 11/01/18(2)	25,000	25,563

Delta Air Lines, Inc.
12.250%, due 03/15/15(2)	75,000	84,750

		110,313

Automobile OEM — 0.04%

Ford Motor Co.
7.450%, due 07/16/31(1)	115,000	123,625

Automotive parts — 0.08%

Allison Transmission, Inc.
11.000%, due 11/01/15(2)	50,000	54,125

American Axle & Manufacturing Holdings, Inc.
9.250%, due 01/15/17(2)	25,000	27,625

ArvinMeritor, Inc.
10.625%, due 03/15/18	30,000	33,675

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16(1)	65,000	71,175

Navistar International Corp.
8.250%, due 11/01/21	25,000	26,812

Tenneco, Inc.
7.750%, due 08/15/18(2)	10,000	10,438

TRW Automotive, Inc.
7.000%, due 03/15/14(2)	35,000	37,625

		261,475

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Banking-non-US — 0.05%

HBOS Capital Funding LP
6.071%, due 06/30/14(2),(10),(11)	65,000	56,712

ING Capital Funding Trust III
8.439%, due 12/31/10(10),(11)	40,000	36,400

ING Groep N.V.
5.775%, due 12/29/49(9),(11)	50,000	42,000

NB Capital Trust II
7.830%, due 12/15/26	25,000	25,094

		160,206

Banking-US — 0.56%

Bank of America Corp.
5.420%, due 03/15/17	300,000	297,396

BankAmerica Capital II
8.000%, due 12/15/26	75,000	75,375

CIT Group, Inc.
7.000%, due 05/01/13	40,000	40,050

7.000%, due 05/01/17	150,000	146,250

Citigroup Capital XXI
8.300%, due 12/21/57(10)	135,000	140,400

Citigroup, Inc.
6.125%, due 05/15/18	250,000	272,668

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	105,795

Morgan Stanley
5.500%, due 01/26/20	65,000	65,488

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	273,197

Washington Mutual, Inc.
5.500%, due 01/15/13(12)	585,000	731

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	313,454

Zions Bancorp.
5.500%, due 11/16/15	30,000	29,537

		1,760,341

Beverage/bottling — 0.05%

Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15	85,000	91,162

Constellation Brands, Inc.
8.375%, due 12/15/14	60,000	66,075

		157,237

Building materials — 0.09%

Cemex Espana Luxembourg
9.250%, due 05/12/20(2)	75,000	71,250

Hanson Ltd.
6.125%, due 08/15/16	40,000	40,750

Interface, Inc., Series B
11.375%, due 11/01/13	30,000	36,825

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Building materials — (concluded)

Ply Gem Industries, Inc.
11.750%, due 06/15/13	95,000	100,700

USG Corp.
9.750%, due 08/01/14(2)	25,000	26,250

		275,775

Business services/office equipment — 0.05%

Harland Clarke Holdings
9.500%, due 05/15/15	75,000	69,375

West Corp.
7.875%, due 01/15/19(2)	45,000	44,437

11.000%, due 10/15/16(1)	50,000	53,625

		167,437

Chemicals — 0.06%

Ashland, Inc.
9.125%, due 06/01/17	40,000	45,900

Celanese US Holdings LLC
6.625%, due 10/15/18(2)	25,000	25,688

Georgia Gulf Corp.
9.000%, due 01/15/17(2)	5,000	5,300

Hexion US Finance Corp./Hexion Nova Scotia
Finance ULC
8.875%, due 02/01/18	25,000	25,750

Huntsman International LLC
5.500%, due 06/30/16	30,000	29,025

Ineos Group Holdings PLC
8.500%, due 02/15/16(1),(2)	30,000	26,025

Momentive Performance Materials, Inc.
12.500%, due 06/15/14	15,000	16,800

NOVA Chemicals Corp.
8.625%, due 11/01/19	25,000	27,062

		201,550

Coal — 0.03%

Consol Energy, Inc.
8.000%, due 04/01/17(2)	45,000	48,375

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	50,000

		98,375

Commercial services — 0.01%

DynCorp International, Inc.
10.375%, due 07/01/17(2)	20,000	20,300

Interactive Data Corp.
10.250%, due 08/01/18(2)	5,000	5,450

		25,750

Consumer products-non durables — 0.08%

ACCO Brands Corp.
10.625%, due 03/15/15	25,000	27,812

Sealy Mattress Co.
10.875%, due 04/15/16(2)	9,000	10,170

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Consumer products-non durables — (concluded)

Toys R US Property Co. II LLC
8.500%, due 12/01/17	120,000	127,500

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15(1)	20,000	20,675

9.750%, due 02/15/17(1)	50,000	51,750

		237,907

Consumer services — 0.01%

Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	20,950

Distribution/wholesale — 0.04%

McJunkin Red Man Corp.
9.500%, due 12/15/16(2)	130,000	118,300

Diversified capital goods — 0.01%

Baldor Electric Co.
8.625%, due 02/15/17	25,000	27,875

Diversified manufacturing — 0.04%

Bombardier, Inc.
7.500%, due 03/15/18(2)	20,000	21,400

7.750%, due 03/15/20(2)	25,000	26,875

SPX Corp.
7.625%, due 12/15/14	65,000	70,606

		118,881

Electric-generation — 0.21%

AES Corp.
8.000%, due 06/01/20	100,000	104,500

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16(2)	50,000	52,625

Calpine Corp.
7.875%, due 07/31/20(2)	115,000	116,150

Dynegy Holdings, Inc.
8.375%, due 05/01/16	40,000	29,200

Edison Mission Energy
7.000%, due 05/15/17	100,000	78,500

Energy Future Intermediate Holding Co. LLC/EFIH
Finance, Inc.
10.000%, due 12/01/20	50,000	51,283

Mirant Americas Generation LLC
9.125%, due 05/01/31	40,000	38,200

North American Energy Alliance LLC/North
American Energy Finance Corp.
10.875%, due 06/01/16(2)	50,000	55,500

NRG Energy, Inc.
7.250%, due 02/01/14	25,000	25,500

8.500%, due 06/15/19	15,000	15,225

RRI Energy, Inc.
6.750%, due 12/15/14	80,000	81,200

		647,883

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electric-integrated — 0.16%

Dominion Resources, Inc.
5.950%, due 06/15/35	150,000	164,300

E.ON International Finance BV
5.800%, due 04/30/18(2)	80,000	93,075

Electricite de France SA
4.600%, due 01/27/20(2)	100,000	107,370

Mirant N.A. LLC
7.375%, due 12/31/13	25,000	25,375

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	96,591

		486,711

Electronics — 0.11%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18(2)	25,000	26,188

10.125%, due 12/15/16(1)	55,000	52,112

10.750%, due 08/01/20(1),(2)	60,000	59,550

Kemet Corp.
10.500%, due 05/01/18(2)	25,000	26,750

NXP BV/NXP Funding LLC
9.500%, due 10/15/15(1)	100,000	102,500

Sanmina-SCI Corp.
8.125%, due 03/01/16	75,000	75,187

		342,287

Energy-exploration & production — 0.20%

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	27,250

9.750%, due 03/01/16	75,000	83,062

Forest Oil Corp.
8.500%, due 02/15/14	30,000	32,550

Helix Energy Solutions
9.500%, due 01/15/16(2)	100,000	104,000

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21(2)	10,000	10,250

8.000%, due 02/15/20(2)	20,000	20,950

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21(2)	50,000	50,750

11.750%, due 05/15/17	35,000	39,900

OPTI Canada, Inc.
8.250%, due 12/15/14	50,000	34,750

9.000%, due 12/15/12(2)	30,000	29,850

Plains Exploration & Production Co.
10.000%, due 03/01/16	55,000	61,050

Pride International, Inc.
6.875%, due 08/15/20	5,000	5,300

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-exploration & production — (concluded)

Quicksilver Resources, Inc.
11.750%, due 01/01/16	30,000	34,425

SandRidge Energy, Inc.
8.750%, due 01/15/20(1)	45,000	45,450

9.875%, due 05/15/16(2)	45,000	46,575

		626,112

Energy-independent — 0.16%

Chesapeake Energy Corp.
6.625%, due 08/15/20	30,000	30,225

9.500%, due 02/15/15	115,000	128,800

Comstock Resources, Inc.
8.375%, due 10/15/17	20,000	20,200

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	33,000

Gulfmark Offshore, Inc.
7.750%, due 07/15/14	40,000	40,400

Key Energy Services, Inc.
8.375%, due 12/01/14	80,000	84,600

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	82,400

10.500%, due 08/01/14	50,000	56,375

Swift Energy Co.
8.875%, due 01/15/20	30,000	32,325

		508,325

Energy-oilfield services — 0.04%

Aquilex Holdings/Aquilex Finance Corp.
11.125%, due 12/15/16	10,000	10,050

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	36,750

Expro Finance Luxembourg SCA
8.500%, due 12/15/16(2)	75,000	72,938

		119,738

Energy-refining & marketing — 0.02%

Tesoro Corp.
9.750%, due 06/01/19	55,000	60,500

Entertainment — 0.05%

AMC Entertainment, Inc.
8.750%, due 06/01/19	40,000	42,500

WMG Acquisition Corp.
9.500%, due 06/15/16	95,000	99,038

		141,538

Environmental — 0.02%

Casella Waste Systems, Inc.
11.000%, due 07/15/14	25,000	27,250

Clean Harbors, Inc.
7.625%, due 08/15/16	41,000	43,255

		70,505

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Finance-noncaptive consumer — 0.01%

Residential Capital LLC
9.625%, due 05/15/15	25,000	24,500

Finance-noncaptive diversified — 0.10%

Ally Financial, Inc.
6.875%, due 09/15/11	24,000	24,570

7.500%, due 09/15/20(2)	50,000	49,000

8.000%, due 03/15/20(2)	60,000	61,800

8.000%, due 11/01/31	40,000	41,400

8.300%, due 02/12/15	70,000	73,675

E*Trade Financial Corp.
12.500%, due 11/30/17(13)	63,000	72,607

		323,052

Finance-other — 0.15%

Ford Motor Credit Co. LLC
12.000%, due 05/15/15	100,000	123,877

FTI Consulting, Inc.
6.750%, due 10/01/20(2)	25,000	25,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	24,813

International Lease Finance Corp.
7.125%, due 09/01/18(2)	100,000	105,750

8.625%, due 09/15/15(2)	70,000	73,850

8.750%, due 03/15/17(2)	20,000	21,050

Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18(2)	35,000	36,925

SquareTwo Financial Corp.
11.625%, due 04/01/17(2)	75,000	72,187

		483,702

Food — 0.10%

Land O’Lakes Capital Trust I
7.450%, due 03/15/28(2)	75,000	67,875

Michael Foods, Inc.
9.750%, due 07/15/18(2)	50,000	54,000

Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.
10.625%, due 04/01/17(1)	55,000	58,506

Smithfield Foods, Inc.
10.000%, due 07/15/14(2)	40,000	45,200

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	41,475

Viskase Cos., Inc.
9.875%, due 01/15/18(2)	40,000	41,400

		308,456

Food-wholesale — 0.03%

ARAMARK Corp.
8.500%, due 02/01/15	85,000	87,975

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — 0.32%

Ameristar Casinos, Inc.
9.250%, due 06/01/14	30,000	32,100

Boyd Gaming Corp.
9.125%, due 12/01/18(2)	50,000	47,000

FireKeepers Development Authority
13.875%, due 05/01/15(2)	125,000	146,250

Harrah’s Operating Co., Inc.
10.000%, due 12/15/18(1)	25,000	21,125

11.250%, due 06/01/17	155,000	168,950

Jacobs Entertainment, Inc.
9.750%, due 06/15/14	45,000	42,300

MGM Resorts International
9.000%, due 03/15/20(2)	25,000	27,250

10.000%, due 11/01/16(1),(2)	35,000	33,600

10.375%, due 05/15/14	30,000	33,300

11.125%, due 11/15/17	70,000	79,100

13.000%, due 11/15/13	40,000	47,000

Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16(2)	20,000	20,750

Peninsula Gaming LLC
8.375%, due 08/15/15	25,000	26,125

Pokagon Gaming Authority
10.375%, due 06/15/14(2)	93,000	96,487

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15(2)	75,000	45,750

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15(2)	75,000	69,750

Yonkers Racing Corp.
11.375%, due 07/15/16(2)	50,000	54,750

		991,587

Gas distributors — 0.08%

Ferrellgas Partners LP
8.625%, due 06/15/20	40,000	43,300

9.125%, due 10/01/17	60,000	66,000

Inergy LP/Inergy Finance Corp.
8.750%, due 03/01/15	80,000	85,200

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18(2)	50,000	52,500

		247,000

Gas pipelines — 0.14%

Atlas Pipeline Partners LP
8.750%, due 06/15/18	40,000	43,600

Nustar Logistics LP
7.650%, due 04/15/18	140,000	168,353

Sonat, Inc.
7.000%, due 02/01/18	150,000	156,442

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gas pipelines — (concluded)

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	60,000	77,884

		446,279

Health care — 0.20%

Accellent, Inc.
8.375%, due 02/01/17	50,000	50,500

Apria Healthcare Group, Inc.
11.250%, due 11/01/14	100,000	108,750

Biomet, Inc.
10.375%, due 10/15/17(13)	95,000	103,550

Capella Healthcare, Inc.
9.250%, due 07/01/17(2)	10,000	10,538

Carriage Services, Inc.
7.875%, due 01/15/15	70,000	69,562

HCA Holdings, Inc.
7.750%, due 05/15/21(2)	50,000	49,187

Multiplan, Inc.
9.875%, due 09/01/18(2)	50,000	53,125

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	43,500

Radiation Therapy Services, Inc.
9.875%, due 04/15/17(2)	25,000	24,438

Universal Hospital Services
8.500%, due 06/01/15(13)	10,000	10,250

US Oncology, Inc.
9.125%, due 08/15/17	30,000	36,150

Vanguard Health Holding Co. II LLC/Vanguard
Holding Co. II, Inc.
8.000%, due 02/01/18	50,000	50,500

		610,050

Home construction — 0.09%

Beazer Homes USA, Inc.
6.875%, due 07/15/15	25,000	23,594

8.125%, due 06/15/16	25,000	24,125

K Hovnanian Enterprises, Inc.
10.625%, due 10/15/16	30,000	30,337

KB Home
5.750%, due 02/01/14	15,000	14,756

5.875%, due 01/15/15	25,000	24,219

6.250%, due 06/15/15	25,000	24,250

Ryland Group, Inc.
6.625%, due 05/01/20	50,000	48,250

Standard Pacific Corp.
9.250%, due 04/15/12	30,000	32,400

10.750%, due 09/15/16	25,000	28,500

Toll Brothers Finance Corp.
8.910%, due 10/15/17	35,000	41,671

		292,102

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Housewares — 0.01%

Libbey Glass, Inc.
10.000%, due 02/15/15(2)	25,000	26,750

Industrial-other — 0.02%

Belden, Inc.
9.250%, due 06/15/19	20,000	21,900

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	30,750

		52,650

Insurance-life — 0.13%

American General Institutional Capital A
7.570%, due 12/01/45(2)	100,000	99,625

American International Group, Inc.
8.175%, due 05/15/58(10)	100,000	102,000

American International Group, Inc. MTN
5.850%, due 01/16/18	100,000	100,500

Hartford Financial Services Group
8.125%, due 06/15/38(10)	95,000	100,225

		402,350

Insurance-multiline — 0.05%

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67(2),(10)	60,000	50,550

Lincoln National Corp.
7.000%, due 05/17/66(10)	100,000	96,250

		146,800

Insurance-personal & casualty — 0.06%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37(2)	25,000	24,750

10.750%, due 06/15/58(2),(10)	70,000	85,400

XL Capital Ltd.
6.500%, due 04/15/17(10),(11)	85,000	72,462

		182,612

Internet software & services — 0.05%

Equinix, Inc.
8.125%, due 03/01/18	50,000	52,375

GXS Worldwide, Inc.
9.750%, due 06/15/15	50,000	49,375

MedAssets, Inc.
8.000%, due 11/15/18(2)	50,000	50,375

		152,125

Leisure — 0.02%

Brunswick Corp.
11.250%, due 11/01/16(1),(2)	15,000	17,550

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	40,400

		57,950

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Lodging — 0.05%

Diamond Resorts Corp.
12.000%, due 08/15/18(2)	125,000	127,500

Host Hotels & Resorts LP
9.000%, due 05/15/17(1)	40,000	44,500

		172,000

Machinery-agriculture & construction — 0.07%

Case New Holland, Inc.
7.875%, due 12/01/17(2)	55,000	60,637

Caterpillar Financial Services Corp.
6.125%, due 02/17/14	100,000	114,679

CPM Holdings, Inc.
10.625%, due 09/01/14(2)	30,000	31,800

		207,116

Manufacturing-diversified — 0.00%

Trimas Corp.
9.750%, due 12/15/17(2)	10,000	10,700

Media-broadcast/outdoor — 0.04%

Clear Channel Communications, Inc.
7.250%, due 10/15/27	30,000	14,700

10.750%, due 08/01/16	50,000	37,500

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	30,000	31,987

Nexstar Broadcasting, Inc./Mission Broadcasting Inc.
8.875%, due 04/15/17(2)	25,000	26,063

XM Satellite Radio, Inc.
13.000%, due 08/01/13(2)	25,000	29,250

		139,500

Media-cable — 0.10%

Cablevision Systems Corp.
8.625%, due 09/15/17	50,000	54,375

CSC Holdings LLC
8.625%, due 02/15/19	25,000	28,562

DISH DBS Corp.
7.875%, due 09/01/19	75,000	78,750

Insight Communications Co., Inc.
9.375%, due 07/15/18(2)	10,000	10,850

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	118,719

UPC Germany GmbH
8.125%, due 12/01/17(2)	25,000	26,000

		317,256

Media-non cable — 0.11%

CMP Susquehanna Corp.
9.875%, due 05/15/14(4),(5),(9),(14)	10,000	3,550

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	27,750

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-non cable — (concluded)

LIN Television Corp.
8.375%, due 04/15/18	25,000	26,250

Media General, Inc.
11.750%, due 02/15/17	25,000	25,750

Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	20,000	22,800

12.500%, due 08/01/16(15)	30,000	30,300

Sinclair Television Group
9.250%, due 11/01/17(2)	20,000	21,650

Sitel LLC/Sitel Finance Corp.
11.500%, due 04/01/18(2)	30,000	25,500

Univision Communications, Inc.
8.500%, due 05/15/21(2)	50,000	47,750

10.500%, due 03/15/15(2),(13)	65,567	69,337

12.000%, due 07/01/14(2)	45,000	48,769

		349,406

Media-publishing — 0.02%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15(2)	40,000	40,000

McClatchy Co.
11.500%, due 02/15/17	35,000	36,663

		76,663

Metals & mining — 0.11%

Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	40,000	44,680

Massey Energy Co.
6.875%, due 12/15/13	40,000	40,300

Murray Energy Corp.
10.250%, due 10/15/15(2)	40,000	40,800

Novelis, Inc.
7.250%, due 02/15/15	75,000	77,156

Ryerson, Inc.
12.000%, due 11/01/15	90,000	92,363

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	51,500

		346,799

Packaging & containers — 0.04%

Berry Plastics Corp.
8.250%, due 11/15/15(1)	30,000	31,200

Exopack Holding Corp.
11.250%, due 02/01/14	40,000	41,200

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,425

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	25,000	26,813

Solo Cup Co.
8.500%, due 02/15/14	35,000	31,062

		135,700

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — 0.14%

Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	15,000	16,537

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14	50,000	58,625

Georgia-Pacific LLC
5.400%, due 11/01/20(2)	25,000	24,735

8.250%, due 05/01/16(2)	50,000	55,250

8.875%, due 05/15/31	100,000	123,000

Sino-Forest Corp.
6.250%, due 10/21/17(2)	15,000	14,663

Verso Paper Holdings LLC
11.500%, due 07/01/14(1)	50,000	54,250

Series B
11.375%, due 08/01/16(1)	65,000	63,456

Weyerhaeuser Co.
7.375%, due 03/15/32	25,000	24,737

		435,253

Pharmaceuticals — 0.05%

Bristol-Myers Squibb Co.
5.875%, due 11/15/36	90,000	103,387

Mylan, Inc.
7.625%, due 07/15/17(2)	50,000	53,000

		156,387

Pipelines — 0.05%

Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	83,400

El Paso Corp.
8.250%, due 02/15/16	65,000	71,099

		154,499

Printing & publishing — 0.02%

Cenveo Corp.
8.875%, due 02/01/18	50,000	49,625

Railroads — 0.05%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	101,675

Union Pacific Corp.
5.780%, due 07/15/40(2)	55,000	56,988

		158,663

Real estate development & management — 0.02%

Realogy Corp.
10.500%, due 04/15/14(1)	65,000	56,063

Real estate investment trusts — 0.07%

CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	57,938

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	84,185

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Real estate investment trusts — (concluded)

DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	81,187

		223,310

Retail-department — 0.08%

Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14(1)	60,000	60,300

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	62,400

Macy’s Retail Holdings, Inc.
5.900%, due 12/01/16	35,000	37,625

6.375%, due 03/15/37	35,000	34,475

Neiman Marcus Group, Inc.
9.000%, due 10/15/15(1),(13)	38,982	40,541

		235,341

Retail-discount — 0.02%

Dollar General Corp.
11.875%, due 07/15/17(13)	65,000	75,400

Retail-restaurants — 0.01%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15	25,000	26,500

Retail-specialty — 0.13%

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	75,600

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	51,862

Michaels Stores, Inc.
11.375%, due 11/01/16(1)	50,000	54,062

Petco Animal Supplies, Inc.
9.250%, due 12/01/18(2)	40,000	40,300

QVC, Inc.
7.125%, due 04/15/17(2)	20,000	21,000

7.500%, due 10/01/19(2)	25,000	26,250

RITE AID Corp.
9.500%, due 06/15/17(1)	35,000	29,050

10.375%, due 07/15/16(1)	60,000	62,250

Sally Holdings LLC/Sally Capital, Inc.
10.500%, due 11/15/16(1)	25,000	27,000

SUPERVALU, Inc.
8.000%, due 05/01/16	35,000	34,388

		421,762

Seismic data collection — 0.00%

Geokinetics Holdings, Inc.
9.750%, due 12/15/14	5,000	4,588

Steel producers/products — 0.06%

AK Steel Corp.
7.625%, due 05/15/20	50,000	49,875

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Steel producers/products — (concluded)

Edgen Murray Corp.
12.250%, due 01/15/15	30,000	25,275

Severstal Columbus LLC
10.250%, due 02/15/18(2)	50,000	52,687

US Steel Corp.
7.375%, due 04/01/20	50,000	49,938

		177,775

Technology-hardware — 0.04%

Advanced Micro Devices, Inc.
8.125%, due 12/15/17	25,000	26,375

Cisco Systems, Inc.
5.900%, due 02/15/39	50,000	55,702

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	28,500

Terremark Worldwide, Inc.
12.000%, due 06/15/17	25,000	28,250

		138,827

Technology-software — 0.09%

Aspect Software, Inc.
10.625%, due 05/15/17(2)	10,000	10,100

First Data Corp.
9.875%, due 09/24/15	40,000	34,000

11.250%, due 03/31/16(1)	25,000	19,250

Sungard Data Systems, Inc.
10.250%, due 08/15/15	165,000	171,187

Unisys Corp.
12.750%, due 10/15/14(2)	50,000	59,625

		294,162

Telecom-satellite — 0.03%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17	75,000	78,563

Telecom-wireless — 0.09%

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15(2)	140,000	148,350

SBA Telecommunications, Inc.
8.250%, due 08/15/19	75,000	82,125

Wind Acquisition Finance SA
11.750%, due 07/15/17(2)	40,000	44,400

		274,875

Telecom-wirelines — 0.15%

BellSouth Corp.
6.875%, due 10/15/31	65,000	72,509

Cincinnati Bell, Inc.
8.250%, due 10/15/17	50,000	48,500

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	127,500

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Telecom-wirelines — (concluded)

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	117,282

Windstream Corp.
8.625%, due 08/01/16	90,000	93,375

		459,166

Telecommunication services — 0.03%

Global Crossing UK Finance PLC
10.750%, due 12/15/14	50,000	51,750

PAETEC Escrow Corp.
9.875%, due 12/01/18(2)	55,000	54,313

		106,063

Telecommunications equipment — 0.01%

Dycom Industries, Inc.
8.125%, due 10/15/15	25,000	25,563

Telephone-integrated — 0.14%

Frontier Communications Corp.
7.875%, due 04/15/15	30,000	32,700

Level 3 Financing, Inc.
9.250%, due 11/01/14	25,000	24,125

10.000%, due 02/01/18	25,000	23,000

Sprint Capital Corp.
8.375%, due 03/15/12	25,000	26,313

8.750%, due 03/15/32	155,000	153,450

Sprint Nextel Corp.
8.375%, due 08/15/17(1)	75,000	78,000

Virgin Media Finance PLC
9.125%, due 08/15/16	50,000	53,125

Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	52,812

		443,525

Textile/apparel — 0.01%

Invista
9.250%, due 05/01/12(2)	16,000	16,000

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	23,750

		39,750

Tobacco — 0.06%

Altria Group, Inc.
9.950%, due 11/10/38	60,000	84,981

Philip Morris International, Inc.
5.650%, due 05/16/18	100,000	116,923

		201,904

Transportation services — 0.09%

ERAC USA Finance Co.
7.000%, due 10/15/37(2)	115,000	126,187

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Transportation services — (concluded)

Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17(2)	50,000	50,500

Navios Maritime Acquisition Corp.
8.625%, due 11/01/17(2)	40,000	40,200

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	30,000	32,025

Ship Finance International Ltd.
8.500%, due 12/15/13	40,000	40,600

		289,512

Utilities-other — 0.03%

NRG Energy, Inc.
7.375%, due 02/01/16	80,000	80,400

Total corporate bonds (cost—$17,436,930)		18,359,427

Repurchase agreement — 3.57%

Repurchase agreement dated 11/30/10 with State Street Bank & Trust Co., 0.010% due 12/01/10, collateralized by $10,948,166 US Treasury Notes, 2.125% to 2.500% due 04/30/15 to 05/31/15; (value — $11,384,124); proceeds: $11,159,003 (cost—$11,159,000)	11,159,000	11,159,000

	Number of
	shares

Investment of cash collateral from securities loaned — 1.14%

Money market fund — 1.14%

UBS Private Money Market Fund LLC(8) (cost—$3,565,890)	3,565,890	3,565,890

Total investments (cost—$295,355,448)(16) — 102.91%		321,631,653

Liabilities in excess of other assets — (2.91)%		(9,093,968)

Net assets — 100.00%		312,537,685

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $295,355,448; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,467,390
Gross unrealized depreciation	(7,191,185)

Net unrealized appreciation	$26,276,205

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, was on loan at November 30, 2010.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.59% of net assets as of November 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Cumulative preferred stock. The next call date is 12/31/11.

(4)	Security is being fair valued by a valuation committee under the direction of the board of trustees.

(5)	Illiquid securities representing less than 0.01% of net assets as of November 30, 2010.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents less than 0.01% of net assets as of November 30, 2010, is considered illiquid and restricted. and may be resold in transactions exempt from registration, normally to qualified buyers. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	11/30/10 ($)	net assets (%)

CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	23	0.00	23	0.00

(7)	Cumulative preferred stock.

(8)	Investment in affiliated investment company. The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended November 30, 2010. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC.

		Purchases	Sales			Net income earned
		during the three	during the three	Net realized		from affiliate for the
	Value at	months ended	months ended	gain	Value at	three months ended
Security description	08/31/10 ($)	11/30/10 ($)	11/30/10 ($)	11/30/10 ($)	11/30/10 ($)	11/30/10 ($)

UBS Credit Bond Relationship Fund	23,616,096	—	—	—	23,645,190	—

UBS Private Money Market Fund LLC	1,694,234	9,640,811	7,769,155	—	3,565,890	3,346

(9)	Floating rate security. The interest rate shown is the current rate as of November 30, 2010.

(10)	Variable rate security. The interest rate shown is the current rate as of November 30, 2010, and resets at the next call date.

(11)	Perpetual bond security. The maturity date reflects the next call date.

(12)	Bond interest in default.

(13)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(14)	This security, which represents less than 0.01% of net assets as of November 30, 2010, is considered illiquid and restricted. (See table for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Illiquid and restricted security	date	cost ($)	net assets (%)	11/30/10 ($)	net assets (%)

CMP Susquehanna Corp., 9.875%, 05/15/14	03/26/09	9,195	0.00	3,550	0.00

(15)	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of November 30, 2010. Maturity date indicated represents the instrument’s ultimate maturity date.

(16)	Includes $3,489,218 of investments in securities on loan, at value.

ADR	American Depositary Receipt

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures contracts(17)

Number of		Expiration		Current	Unrealized
contracts	Sell contracts	dates	Cost ($)	value ($)	appreciation ($)

126	S&P 500 E-Mini Index Futures	December 2010	7,504,592	7,431,480	73,112

18	US Treasury Note 10 Year Futures	March 2011	2,235,768	2,233,969	1,799

					74,911

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

(17)	Restricted cash of $609,957 has been delivered to broker as initial margin for futures.

The Fund calculates its net asset value based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Common stocks	227,726,223	—	—	227,726,223

Preferred stocks	—	4,464	23	4,487

Investment company	23,645,190	—	—	23,645,190

Warrants	—	—	27	27

US government obligations	—	15,854,707	—	15,854,707

Mortgage & agency debt securities	—	20,110,501	—	20,110,501

Commercial mortgage-backed securities	—	1,191,105	—	1,191,105

Asset-backed security	—	15,096	—	15,096

Corporate bonds	—	18,355,877	3,550	18,359,427

Repurchase agreement	—	11,159,000	—	11,159,000

Investment of cash collateral from securities loaned	—	3,565,890	—	3,565,890

Futures contracts	74,911	—	—	74,911

Total	251,446,324	70,256,640	3,600	321,706,564

At November 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2010 (unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended November 30, 2010:

	Preferred		Corporate
	stocks ($)	Warrants ($)	bonds ($)	Total ($)

Beginning balance	23	27	3,550	3,600

Net purchases/(sales)	—	—	—	—

Accrued discounts/(premiums)	—	—	—	—

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/(depreciation)	—	—	—	—

Net transfers in/(out) of Level 3	—	—	—	—

Ending balance	23	27	3,550	3,600

The change in unrealized appreciation/(depreciation) relating to the Level 3 investments held at November 30, 2010 was $0.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of level 1 and level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changed the disclosure requirements for derivative and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered to be nonhedge transactions for purposes of disclosure under ASC 815. ASC 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	93.9

Ireland	1.6

Canada	1.3

Panama	1.1

Switzerland	0.7

Bermuda	0.5

Cayman Islands	0.4

Netherlands Antilles	0.3

United Kingdom	0.1

Luxembourg	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 28, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 28, 2011